33. ADDITIONAL INFORMATION TO CASH FLOWS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional Information To Cash Flows [Abstract]
Income tax and social contribution paid	R$ 542,877	R$ 1,167,419	R$ 336,962
Addition to PP&E with interest capitalization (notes 11 and 28)	92,506	117,189	71,611
Initial adoption IFRS16 - Right of use		640,989
Remeasurement and addition - Right of use (note 11 a)	109,993	(151,558)
Addition to PP&E without adding cash	30,345	278,213	10,792
Capitalization in subsidiaries without cash	104,809
Addition to investment property without cash effect	61,597
Net additional cash	R$ 942,127	R$ 2,052,252	R$ 419,365